Inventories - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventories.
Finished goods	$ 197,982	$ 158,431
Raw materials in progress and industrial supplies	222,912	177,728
Other inventories	34,887	24,902
Advances to suppliers	1,189	170
Total inventories	$ 456,970	$ 361,231